8. Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable And Accrued Liabilities Details
Trade payables	$ 1,773	$ 1,637
Trade and other payables due to related parties	74	148
Non-trade payables and accrued expenses	2,114	3,936
Accounts payable and accrued liabilities	$ 3,961	$ 5,721